Performance Management	Mar. 31, 2026
Tradr 2X Long ACHR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long APP Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long ALAB Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long QBTS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long QUBT Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long RGTI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long TEM Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long UPST Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long ZS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long ASTS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long CEG Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long CRWV Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long GEV Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long LRCX Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long SMR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long APLD Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long CLSK Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long CORZ Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long CRDO Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long DHI Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.tradretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long IBM Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long JOBY Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long NBIS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long NVTS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long PONY Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com
Tradr 2X Long U Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year. Updated performance information is available on the Fund’s website www.tradretfs.com.

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund is new and does not have a full calendar year performance record to compare against other funds or broad measures of securities market performance such as indices.
Performance Availability Website Address [Text]	www.tradretfs.com